Variable Interest Entities (VIEs) (Details) $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) loan entity	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) loan	Dec. 31, 2014 USD ($) loan	Dec. 31, 2013 USD ($)
HELOC Securitizations
Private-label Securitizations [Line Items]
Payments for Legal Settlements				$ 52
FSTAR 2007-1 Mortgage Securitization
Securitized Loans [Abstract]
Number of loans | loan		2,762		3,061	3,624
Aggregate principal balance		$ 103		$ 117	$ 141
Variable Interest Entity, Number of Entities | entity		1
Recurring | Level 3
Private-label Securitizations [Line Items]
Sales	$ 24		$ 24	52	0	$ 0
Long-term debt | Recurring | Level 3
Private-label Securitizations [Line Items]
Sales	$ 24		$ 24	$ 52	$ 0	$ 0